DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 11.2%
Activision Blizzard, Inc.	136,967	$10,886,137
Alphabet, Inc., Class A*	53,217	93,363,905
Alphabet, Inc., Class C*	53,158	93,597,417
Cable One, Inc.	862	1,707,338
CenturyLink, Inc.(a)	160,659	1,678,887
Discovery, Inc., Class A*(a)	27,955	752,269
Discovery, Inc., Class C*	56,001	1,345,144
Electronic Arts, Inc.*	51,825	6,620,644
Liberty Broadband Corp., Class C*	18,383	2,892,565
Liberty Global PLC, Class A*	28,191	634,861
Liberty Global PLC, Class C*	67,757	1,466,261
Omnicom Group, Inc.	37,580	2,367,540
Verizon Communications, Inc.	730,790	44,147,024
Walt Disney Co.	319,826	47,337,446

(Cost $244,479,126)		308,797,438

Consumer Discretionary - 13.6%
Advance Auto Parts, Inc.	11,991	1,771,071
Aptiv PLC	48,174	5,718,254
Aramark	39,299	1,375,465
Best Buy Co., Inc.	42,076	4,577,869
Booking Holdings, Inc.*	7,253	14,712,348
BorgWarner, Inc.	42,350	1,645,297
Burlington Stores, Inc.*	11,500	2,513,210
CarMax, Inc.*	28,406	2,655,393
Darden Restaurants, Inc.	22,244	2,401,907
Domino’s Pizza, Inc.	7,208	2,829,644
eBay, Inc.	122,372	6,171,220
Expedia Group, Inc.	24,594	3,061,707
Garmin Ltd.	24,795	2,895,064
Genuine Parts Co.	25,212	2,480,104
Hasbro, Inc.	22,304	2,074,941
Hilton Worldwide Holdings, Inc.	49,923	5,173,520
Home Depot, Inc.	190,825	52,936,763
LKQ Corp.*	50,595	1,781,956
Lowe’s Cos., Inc.	134,050	20,887,671
Lululemon Athletica, Inc.*	22,019	8,151,874
McDonald’s Corp.	131,817	28,662,288
MercadoLibre, Inc.*	7,924	12,308,587
Mohawk Industries, Inc.*	11,478	1,444,277
Newell Brands, Inc.	67,344	1,431,733
NIKE, Inc., Class B	220,578	29,711,857
NVR, Inc.*	606	2,422,291
Ross Stores, Inc.	63,316	6,807,736
Royal Caribbean Cruises Ltd.	32,876	2,590,958
Starbucks Corp.	207,486	20,337,778
Target Corp.	88,675	15,919,823
Tesla, Inc.*	132,083	74,970,311
Tiffany & Co.	18,843	2,477,478
TJX Cos., Inc.	212,484	13,494,859
Tractor Supply Co.	20,052	2,823,522
Ulta Beauty, Inc.*	9,272	2,553,509
Vail Resorts, Inc.	6,852	1,890,056
VF Corp.	59,471	4,959,881
Whirlpool Corp.	10,921	2,125,336

(Cost $248,993,194)		372,747,558

Consumer Staples - 6.9%
Bunge Ltd.	24,765	1,458,411
Campbell Soup Co.	31,627	1,581,983
Clorox Co.	22,839	4,635,403
Coca-Cola Co.	721,535	37,231,206
Colgate-Palmolive Co.	144,996	12,417,457
Estee Lauder Cos., Inc., Class A	39,825	9,769,869
General Mills, Inc.	108,125	6,576,163
Hormel Foods Corp.	50,981	2,405,284
Kellogg Co.	47,070	3,008,244
Kimberly-Clark Corp.	60,375	8,410,841
McCormick & Co., Inc.	22,451	4,197,888
PepsiCo, Inc.	244,421	35,252,841
Procter & Gamble Co.	440,558	61,180,289

(Cost $161,360,648)		188,125,879

Energy - 1.1%
Baker Hughes Co.	120,511	2,255,966
Cheniere Energy, Inc.*	39,683	2,249,629
ConocoPhillips	111	4,391
EOG Resources, Inc.	60	2,813
Hess Corp.	28	1,321
Kinder Morgan, Inc.	211	3,034
Marathon Petroleum Corp.	116,551	4,531,503
National Oilwell Varco, Inc.	40	490
Occidental Petroleum Corp.	91	1,434
ONEOK, Inc.	81,122	2,909,846
Phillips 66	76,186	4,615,348
Pioneer Natural Resources Co.	17	1,710
Schlumberger N.V.	239,300	4,975,047
Valero Energy Corp.	73,972	3,977,475
Williams Cos., Inc.	210,283	4,411,737

(Cost $41,235,068)		29,941,744

Financials - 10.1%
Allstate Corp.	54,431	5,571,013
Ally Financial, Inc.	65,065	1,929,177
American Express Co.	121,562	14,416,038
American Financial Group, Inc.	13,551	1,211,595
American International Group, Inc.	154,039	5,921,259
Ameriprise Financial, Inc.	21,391	3,962,469
Aon PLC, Class A	41,093	8,419,545
Arch Capital Group Ltd.*	69,430	2,235,299
Arthur J Gallagher & Co.	34,275	3,955,678
Assurant, Inc.	10,343	1,335,488
Bank of New York Mellon Corp.	138,901	5,433,807
BlackRock, Inc.	26,908	18,791,202
Carlyle Group, Inc.	24,128	685,476

Cboe Global Markets, Inc.	19,126	1,746,586
Charles Schwab Corp.	270,476	13,193,819
Chubb Ltd.	79,558	11,761,059
Citizens Financial Group, Inc.	74,119	2,420,727
CME Group, Inc.	63,304	11,080,099
Comerica, Inc.	15	738
Discover Financial Services	53,484	4,073,876
East West Bancorp, Inc.	15	641
Equitable Holdings, Inc.	72,069	1,829,111
Erie Indemnity Co., Class A (a)	4,430	999,452
FactSet Research Systems, Inc.	6,580	2,196,141
Fifth Third Bancorp	73	1,850
First Republic Bank	31,188	4,040,717
Franklin Resources, Inc.	50,437	1,109,110
Hartford Financial Services Group, Inc.	66,260	2,928,692
Huntington Bancshares, Inc.	176,741	2,135,031
Intercontinental Exchange, Inc.	96,674	10,200,074
Invesco Ltd. (a)	75,642	1,227,670
KeyCorp	168,124	2,599,197
Lincoln National Corp.	33,875	1,599,578
Loews Corp.	43,891	1,839,472
M&T Bank Corp.	22,014	2,564,411
MarketAxess Holdings, Inc.	6,582	3,548,883
Marsh & McLennan Cos., Inc.	89,911	10,307,397
Moody’s Corp.	29,919	8,447,330
Nasdaq, Inc.	19,901	2,547,129
Northern Trust Corp.	36,113	3,362,843
People’s United Financial, Inc.	46	570
PNC Financial Services Group, Inc.	75,245	10,389,077
Principal Financial Group, Inc.	47,608	2,370,402
Progressive Corp.	103,685	9,032,000
Prudential Financial, Inc.	68,850	5,206,437
Raymond James Financial, Inc.	21,743	1,977,526
Regions Financial Corp.	165,975	2,534,438
Reinsurance Group of America, Inc.	11,751	1,354,655
S&P Global, Inc.	42,642	15,000,603
State Street Corp.	64,141	4,520,658
SVB Financial Group*	8,928	3,078,910
T. Rowe Price Group, Inc.	40,698	5,836,500
Travelers Cos., Inc.	45,224	5,863,292
Truist Financial Corp.	238,791	11,084,678
US Bancorp	240,522	10,392,956
Voya Financial, Inc.	22,391	1,290,393
Willis Towers Watson PLC	23,210	4,832,090
Zions Bancorp NA	17	656

(Cost $250,681,513)		276,395,520

Health Care - 13.4%
AbbVie, Inc.	312,525	32,683,864
ABIOMED, Inc.*	7,838	2,148,396
Agilent Technologies, Inc.	53,886	6,299,273
Align Technology, Inc.*	13,408	6,453,136
AmerisourceBergen Corp.	26,702	2,753,243
Amgen, Inc.	103,772	23,041,535
Becton Dickinson and Co.	51,400	12,070,776
Biogen, Inc.*	28,268	6,789,126
BioMarin Pharmaceutical, Inc.*	30,907	2,432,381
Bristol-Myers Squibb Co.	399,658	24,938,659
Cardinal Health, Inc.	50,593	2,761,872
Centene Corp.*	103,443	6,377,261
Cerner Corp.	55,332	4,141,047
Cigna Corp.	65,100	13,615,014
DaVita, Inc.*	15,242	1,674,334
DENTSPLY SIRONA, Inc.	38,469	1,957,687
DexCom, Inc.*	17,038	5,446,708
Edwards Lifesciences Corp.*	110,225	9,246,775
Gilead Sciences, Inc.	222,159	13,478,386
HCA Healthcare, Inc.	48,456	7,273,730
Henry Schein, Inc.*	24,880	1,600,033
Hologic, Inc.*	44,743	3,093,084
Humana, Inc.	23,515	9,418,228
IDEXX Laboratories, Inc.*	15,242	7,026,257
Jazz Pharmaceuticals PLC*(a)	9,589	1,349,268
Johnson & Johnson	466,085	67,433,178
Laboratory Corp. of America Holdings*	16,857	3,368,703
Merck & Co., Inc.	447,783	35,997,275
Mettler-Toledo International, Inc.*	4,290	4,933,672
Perrigo Co. PLC	23,095	1,113,641
Quest Diagnostics, Inc.	23,159	2,871,253
ResMed, Inc.	26,018	5,453,373
STERIS PLC	14,660	2,841,255
Teladoc Health, Inc.*(a)	19,832	3,942,007
Varian Medical Systems, Inc.*	15,522	2,700,518
Vertex Pharmaceuticals, Inc.*	46,263	10,536,398
Waters Corp.*	10,753	2,494,803
West Pharmaceutical Services, Inc.	12,830	3,530,303
Zoetis, Inc.	84,322	13,523,562

(Cost $328,992,707)		368,810,014

Industrials - 9.2%
3M Co.	101,701	17,566,814
Allegion PLC	15,783	1,799,893
AMERCO	1,713	709,576
C.H. Robinson Worldwide, Inc.	23,348	2,194,011
Caterpillar, Inc.	95,773	16,625,235
Copart, Inc.*	36,756	4,243,480
CSX Corp.	135,056	12,161,793
Cummins, Inc.	26,399	6,102,657
Deere & Co.	52,619	13,766,183
Delta Air Lines, Inc.	27,783	1,118,266
Dover Corp.	25,036	3,055,143
Eaton Corp. PLC	70,940	8,591,543
Expeditors International of Washington, Inc.	29,081	2,598,969
Fastenal Co.	103,558	5,120,943
Fortune Brands Home & Security, Inc.	24,765	2,067,877
Howmet Aerospace, Inc.	68,010	1,595,514

IDEX Corp.	13,073	2,525,050
IHS Markit Ltd.	65,850	6,549,441
Illinois Tool Works, Inc.	55,796	11,777,978
Johnson Controls International PLC	133,045	6,125,392
Kansas City Southern	16,680	3,105,316
Lennox International, Inc.	6,051	1,741,659
Masco Corp.	48,707	2,614,105
Nielsen Holdings PLC	36	582
Norfolk Southern Corp.	45,538	10,793,417
Owens Corning	18,843	1,373,089
PACCAR, Inc.	62,247	5,419,224
Parker-Hannifin Corp.	22,947	6,132,815
Pentair PLC	28,191	1,460,858
Robert Half International, Inc.	19,859	1,274,551
Rockwell Automation, Inc.	20,899	5,340,948
Roper Technologies, Inc.	18,568	7,928,536
Snap-on, Inc.	8,982	1,579,485
Stanley Black & Decker, Inc.	28,207	5,198,832
Teledyne Technologies, Inc.*	6,367	2,406,344
Trane Technologies PLC	42,696	6,243,863
Union Pacific Corp.	120,099	24,509,804
United Parcel Service, Inc., Class B	125,209	21,419,504
United Rentals, Inc.*(a)	12,485	2,833,845
W.W. Grainger, Inc.	8,004	3,348,073
Waste Management, Inc.	74,737	8,903,419
Xylem, Inc.	32,873	3,154,822

(Cost $194,425,213)		253,078,849

Information Technology - 27.3%
Accenture PLC, Class A	112,621	28,052,765
Adobe, Inc.*	84,786	40,567,557
Applied Materials, Inc.	161,622	13,330,583
Autodesk, Inc.*	38,831	10,881,611
Cadence Design Systems, Inc.*	49,877	5,800,695
Cisco Systems, Inc.	746,896	32,131,466
Citrix Systems, Inc.	20,159	2,498,103
Cognex Corp.	29,946	2,250,143
Hewlett Packard Enterprise Co.	224,304	2,476,316
HP, Inc.	257,111	5,638,444
Intel Corp.	752,959	36,405,568
International Business Machines Corp.	157,279	19,427,102
Intuit, Inc.	46,082	16,221,786
Keysight Technologies, Inc.*	34,167	4,101,407
Lam Research Corp.	25,802	11,679,533
Mastercard, Inc., Class A	158,149	53,218,720
Microsoft Corp.	1,271,849	272,264,715
NVIDIA Corp.	109,332	58,608,512
salesforce.com, Inc.*	161,203	39,623,697
Texas Instruments, Inc.	162,064	26,132,820
Trimble, Inc.*	43,608	2,610,811
Visa, Inc., Class A	298,107	62,706,808
VMware, Inc., Class A*(a)	14,545	2,034,700
Western Union Co.	78,668	1,774,750

(Cost $551,652,654)		750,438,612

Materials - 3.1%
Amcor PLC	278,212	3,152,142
Axalta Coating Systems Ltd.*	36,756	1,051,589
Ball Corp.	58,470	5,613,705
DuPont de Nemours, Inc.	128,225	8,134,594
Ecolab, Inc.	45,664	10,144,257
International Flavors & Fragrances, Inc. (a)	14,826	1,661,995
Linde PLC	92,961	23,837,060
Mosaic Co.	64,265	1,411,259
Newmont Corp.	142,731	8,395,437
Nucor Corp.	52,331	2,810,175
PPG Industries, Inc.	42,174	6,189,878
Sherwin-Williams Co.	14,560	10,885,493
Steel Dynamics, Inc.	37,032	1,340,929

(Cost $65,414,560)		84,628,513

Real Estate - 2.8%
Alexandria Real Estate Equities, Inc. REIT	21,924	3,589,617
American Tower Corp. REIT	78,829	18,225,265
Boston Properties, Inc. REIT	25,490	2,502,098
CBRE Group, Inc., Class A*	61,169	3,739,873
Equinix, Inc. REIT	15,689	10,947,627
Equity Residential REIT	64,482	3,734,797
Healthpeak Properties, Inc. REIT	93,275	2,691,916
Host Hotels & Resorts, Inc. REIT	132,424	1,857,909
Iron Mountain, Inc. REIT (a)	55,556	1,527,790
Jones Lang LaSalle, Inc.*	5	661
Prologis, Inc. REIT	130,812	13,087,741
SBA Communications Corp. REIT	19,440	5,582,779
UDR, Inc. REIT	51,631	1,986,245
Welltower, Inc. REIT	74,611	4,699,001
Weyerhaeuser Co. REIT	129,292	3,754,640

(Cost $71,437,753)		77,927,959

Utilities - 1.2%
AES Corp.	69	1,410
Alliant Energy Corp.	26	1,368
American Water Works Co., Inc.	31,406	4,817,052
Atmos Energy Corp.	22,000	2,109,580
CenterPoint Energy, Inc.	100,000	2,319,000
CMS Energy Corp.	29	1,785
Consolidated Edison, Inc.	59,913	4,568,366
Dominion Energy, Inc.	87	6,829
DTE Energy Co.	20	2,516
Edison International	65,491	4,018,528
Essential Utilities, Inc.	42,000	1,901,760
Eversource Energy	61,447	5,377,227
Pinnacle West Capital Corp.	12	982
Public Service Enterprise Group, Inc.	52	3,031
Sempra Energy	50,630	6,454,312
Southern Co.	109	6,524
UGI Corp.	37,500	1,330,500

WEC Energy Group, Inc.	33	3,133
Xcel Energy, Inc.	54	3,637

(Cost $31,731,219)		32,927,540

TOTAL COMMON STOCKS (Cost $2,190,403,655)		2,743,819,626

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c) (Cost $1,518,090)	1,518,090	1,518,090

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $4,960,434)	4,960,434	4,960,434

TOTAL INVESTMENTS - 100.1% (Cost $2,196,882,179)		$2,750,298,150
Other assets and liabilities, net - (0.1%)		(2,767,307)

NET ASSETS - 100.0%		$2,747,530,843

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c)
95,593	1,422,497	(d)	—	—	—	125	—	1,518,090	1,518,090
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
2,101,479	17,614,708		(14,755,753)	—	—	324	—	4,960,434	4,960,434

2,197,072	19,037,205		(14,755,753)	—	—	449	—	6,478,524	6,478,524

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $9,513,602, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $8,229,984.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

REIT:	Real Estate Investment Trust

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P MidCap 400 Futures	USD	2	$410,230	$433,680	12/18/2020	$23,450
E-Mini S&P 500 Futures	USD	4	713,932	724,640	12/18/2020	10,708
E-Mini S&P 500 ESG Futures	USD	20	2,950,620	3,090,200	12/18/2020	139,580

Total unrealized appreciation						$173,738

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,743,819,626	$—	$—	$2,743,819,626
Short-Term Investments (f)	6,478,524	—	—	6,478,524
Derivatives (g)
Futures Contracts	173,738	—	—	173,738

TOTAL	$2,750,471,888	$—	$—	$2,750,471,888

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.